Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Other Financial Assets

All figures in £ millions	2024	2023

At 1 January	143	133

Exchange differences	2	(5)

Acquisition of investments	9	8

Disposal of investments	–	(7)

Fair value movements – OCI	(2)	1

Fair value movements – income statement	(11)	13

At 31 December	141	143